Earnings (loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings (loss) per share

Note 31. Earnings (loss) per share

	Consolidated
	2024	2023	2022
	$	$	$

Loss after income tax attributable to the owners of the Company	(8,010,358)	(4,565,754)	(237,218)

	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings (loss) per share	1,670,912,794	1,328,152,166	664,158,704

Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share	1,670,912,794	1,328,152,166	664,158,704

	$ Cents	$ Cents	$ Cents

Basic earnings (loss) per share	(0.48)	(0.34)	(0.04)
Diluted earnings (loss) per share	(0.48)	(0.34)	(0.04)

The rights to options held by option holders have not been included in the weighted average number of ordinary shares for the purposes of calculating diluted EPS as they do not meet the requirements for inclusion in IASB 133 “Earnings per Share”. The rights to options are non-dilutive as the company is loss generating.

Accounting policy for earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit (loss) attributable to the owners of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the financial year.

Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.